RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES (Tables)	9 Months Ended
Sep. 30, 2024
Receivables [Abstract]
Accounts Receivable, Allowance for Credit Loss
A rollforward of the allowance for credit losses for trade receivables was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2023	$(18,360)
Additional provisions in the period	(11,426)
Recoveries of amounts previously reserved	7,192
Balance sheet write-offs	1,527
Balance sheet reclassifications	(643)
Disposals	416
Foreign exchange impact	(325)
Balance as of September 30, 2024	$(21,619)

Schedule of Accounts, Notes, Loans and Financing Receivable
The following table summarizes growers advances as of September 30, 2024 and December 31, 2023 based on whether the advances are secured or unsecured:

	September 30, 2024		December 31, 2023
	Short-Term	Long-Term	Short-Term	Long-Term

	(U.S. Dollars in thousands)
Secured gross advances to growers and suppliers	$85,819	$19,822	$67,104	$13,197
Allowance for secured advances to growers and suppliers	(10,466)	(1,286)	(11,416)	(1,317)
Unsecured gross advances to growers and suppliers	66,914	8,332	62,693	6,391
Allowance for unsecured advances to growers and suppliers	(10,559)	(4,567)	(8,423)	(4,375)
Net advances to growers and suppliers	$131,708	$22,301	$109,958	$13,896

Financing Receivable, Allowance for Credit Loss
A rollforward of the allowance for expected credit losses related to grower loans and advances was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2023	$(25,531)
Additional provisions in the period	(3,755)
Recoveries of amounts previously reserved	182
Balance sheet write-offs	18
Disposals	2,174
Balance sheet reclassifications	14
Foreign exchange impact	20
Balance as of September 30, 2024	$(26,878)